Interest bearing debt	9 Months Ended
Sep. 30, 2021
Interest bearing debt [Abstract]
Interest bearing debt
Note 4 – Interest bearing debt
As of September 30, 2021, DHT had interest bearing debt totaling $524.8 million.
Scheduled debt repayments (USD thousands) and margin above Libor
$ in thousands	Margin above Libor	Q4 2021	2022	2023	Thereafter	Total
ABN Amro Credit Facility *	2.40%	-	-	30,811	199,256	230,067
Credit Agricole Credit Facility	2.19%	676	2,703	32,433	-	35,812
Danish Ship Finance Credit Facility	2.00%	1,213	2,427	2,427	29,120	35,187
Nordea Credit Facility **	1.90%	1,250	5,000	26,591	199,709	232,550
Total		3,139	10,129	92,262	428,085	533,616
Unamortized upfront fees bank loans						(8,817)
Total interest bearing debt						524,799
* $100.0 mill. undrawn as of September 30, 2021.
**$80.5 mill. undrawn as of September 30, 2021.
In January 2021 and February 2021, the Company drew down $15 million and $50 million, respectively, under the Nordea revolving credit facility tranche in relation to the delivery of DHT Harrier.

In March 2021, the Company drew down $60 million under the ABN Amro revolving credit facility tranche in relation to the delivery of DHT Osprey.

In May 2021, the Company entered into agreement with seven banks for a new $316.2 million credit facility with Nordea as agent. In June 2021, the Company drew down $233.8 million under the new facility and repaid the total outstanding under the old facility, amounting to $175.9 million. The new facility bears interest at a rate equal to Libor + 1.90% and has final maturity in January 2027. Additionally, the facility includes an uncommitted accordion of $250.0 million.

In June 2021, the Company repaid the $60 million draw down under the ABN revolving credit facility tranche in relation to the delivery of DHT Osprey and additionally prepaid $33.4 million under the ABN Amro Credit Facility. The voluntary prepayment was made for all regular installments for 2022. The Company also repaid $6.1 million under the ABN Amro Credit Facility in connection with the sale of DHT Condor.
Derivatives - interest rate swaps
Only derivatives are classified and measured at fair value in the statement of financial position. Fair value measurement is based on Level 2 in the fair value hierarchy as defined in IFRS 13 Fair Value Measurement. Such measurement is based on techniques for which all inputs that have a significant effect on the recorded fair value are observable. Future cash flows are estimated based on forward interest rates (from observable yield curves at the end of the reporting period) and contract interest rates, discounted at a rate that reflects the credit risk of various counterparties.

As of September 30, 2021, the Company has nine amortizing interest rate swaps totaling $340.1 million with maturity ranging from the second quarter 2023 to the third quarter 2023. The average fixed interest rate is 2.95%. As of September 30, 2021, the fair value of the derivative financial liability related to the swaps amounted to $15.7 million.
$ in thousands	Expires	Notional amount Q3 2021	Current liability Q3 2021	Non-current liability Q3 2021	Fair value Q3 2021
Swap pays 2.987%, receive floating	Apr. 20, 2023	40,200	1,057	585	1,642
Swap pays 3.012%, receive floating	Apr. 20, 2023	40,200	1,067	590	1,657
Swap pays 3.019%, receive floating	Sep. 29, 2023	28,818	709	707	1,416
Swap pays 3.019%, receive floating	Sep. 29, 2023	27,904	685	683	1,368
Swap pays 2.8665%, receive floating	Sep. 29, 2023	44,333	1,056	1,053	2,109
Swap pays 2.8785%, receive floating	Jun. 30, 2023	38,748	945	707	1,652
Swap pays 2.885%, receive floating	Sep. 29, 2023	43,690	1,052	1,049	2,101
Swap pays 2.897%, receive floating	Sep. 30, 2023	38,926	933	933	1,866
Swap pays 3.020%, receive floating	Sep. 29, 2023	37,241	935	933	1,868
Total carrying amount		340,059	8,439	7,240	15,680

Covenant compliance

The Company’s financial covenants are summarized as follows as of September 30, 2021:
	ABN Amro Credit Facility	Credit Agricole Credit Facility	Danish Ship Finance Credit Facility	Nordea Credit Facility
Security	12 VLCCs	1 VLCC	1 VLCC	12 VLCCs
Charter free market value of vessels that secure facility must be no less than	135% of borrowings	135% of borrowings	135% of borrowings	135% of borrowings
Value adjusted* tangible net worth	$300 million and 25% of value adjusted total assets	$200 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets	$300 million and 25% of value adjusted total assets
Unencumbered cash of at least	Higher of $30 million or 6% of gross interest bearing debt	Higher of $20 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt	Higher of $30 million or 6% of gross interest bearing debt
Guarantor	DHT Holdings, Inc.	DHT Holdings, Inc.	DHT Holdings, Inc.	DHT Holdings, Inc.
*Value adjusted is defined as an adjustment to reflect the difference between the carrying amount and the market valuations of the Company’s vessels (as determined quarterly by a broker approved by the financial institution)

As of September 30, 2021, the Company was in compliance with its financial covenants.